Segment Reporting (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement
Revenues		$ 2,195	$ 2,996	$ 2,465	$ 2,165	$ 1,992	$ 2,960	$ 2,461	$ 2,065	$ 9,821	$ 9,478	$ 9,074
Operating expenses										8,153	7,997	7,766
Depreciation and amortization										373	421	596
Impairment losses										5	99	1,534
Development costs										7	11	22
Total operating costs and expenses										8,538	8,528	9,918
Other income - affiliate	$ 84									0	0	87
(Loss)/Gain on sale of assets										7	32	16
Operating (loss)/income		209	540	320	221	49	398	174	361	1,290	982	(741)
Equity in earnings/(losses) of unconsolidated affiliates										2	9	(14)
Impairment losses on investments										(108)	(15)	(79)
Other income, net										66	18	51
Loss on debt extinguishment										(51)	(44)	(49)
Interest expense										(413)	(483)	(557)
Income/(Loss) from Continuing Operations Before Income Taxes										786	467	(1,389)
Income tax (benefit)/expense										(3,334)	7	(44)
Income/(Loss) from Continuing Operations		3,463	374	189	94	(93)	287	27	238	4,120	460	(1,345)
Income/(loss) from discontinued operations, net of income tax		(78)	(2)	13	388	80	(336)	69	(5)	321	(192)	(992)
Net Income/(Loss)		3,385	372	202	482	(13)	(49)	96	233	4,441	268	(2,337)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests		2	$ 0	$ 1	$ 0	(2)	$ 23	$ 24	$ (46)	3	0	(184)
Net Income/(Loss) Attributable to NRG Energy, Inc.										4,438	268	(2,153)
Balance sheet
Equity investments in affiliates		388				412				388	412
Capital expenditures		228				388				228	388
Goodwill		579				573				579	573
Total assets		12,531				10,628				12,531	10,628
Eliminations
Income Statement
Revenues										(7)	(18)	(47)
Operating expenses										(7)	(18)	(48)
Depreciation and amortization										0	0	(3)
Impairment losses										0	0	0
Development costs										0	0	0
Total operating costs and expenses										(7)	(18)	(51)
Other income - affiliate												0
(Loss)/Gain on sale of assets										0	0	0
Operating (loss)/income										0	0	4
Equity in earnings/(losses) of unconsolidated affiliates										0	0	0
Impairment losses on investments										0	0	0
Other income, net										0	0	0
Loss on debt extinguishment										0	0	0
Interest expense										0	0	0
Income/(Loss) from Continuing Operations Before Income Taxes										0	0	4
Income tax (benefit)/expense										0	0	0
Income/(Loss) from Continuing Operations										0	0	4
Income/(loss) from discontinued operations, net of income tax										0	0	0
Net Income/(Loss)										0	0	4
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests										0	0	4
Net Income/(Loss) Attributable to NRG Energy, Inc.										0	0	0
Balance sheet
Equity investments in affiliates		0				0				0	0
Capital expenditures		0				0				0	0
Goodwill		0				0				0	0
Total assets		(4,872)				(5,095)				(4,872)	(5,095)
Texas | Operating Segments
Income Statement
Revenues										7,069	6,401	6,318
Operating expenses										5,818	5,399	5,393
Depreciation and amortization										188	156	258
Impairment losses										1	5	1,317
Development costs										3	3	4
Total operating costs and expenses										6,010	5,563	6,972
Other income - affiliate												0
(Loss)/Gain on sale of assets										0	4	5
Operating (loss)/income										1,059	842	(649)
Equity in earnings/(losses) of unconsolidated affiliates										(4)	(3)	(22)
Impairment losses on investments										(103)	(15)	(69)
Other income, net										20	13	(2)
Loss on debt extinguishment										0	0	0
Interest expense										0	0	0
Income/(Loss) from Continuing Operations Before Income Taxes										972	837	(742)
Income tax (benefit)/expense										0	0	0
Income/(Loss) from Continuing Operations										972	837	(742)
Income/(loss) from discontinued operations, net of income tax										0	0	0
Net Income/(Loss)										972	837	(742)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests										0	0	0
Net Income/(Loss) Attributable to NRG Energy, Inc.										972	837	(742)
Balance sheet
Equity investments in affiliates		6				6				6	6
Capital expenditures		136				143				136	143
Goodwill		325				320				325	320
Total assets		5,711				5,357				5,711	5,357
Texas | Eliminations
Income Statement
Revenues										(1)	(19)	(41)
East | Operating Segments
Income Statement
Revenues										2,319	2,371	2,009
Operating expenses										1,895	2,024	1,684
Depreciation and amortization										121	105	112
Impairment losses										0	82	106
Development costs										3	3	6
Total operating costs and expenses										2,019	2,214	1,908
Other income - affiliate												0
(Loss)/Gain on sale of assets										1	0	15
Operating (loss)/income										301	157	116
Equity in earnings/(losses) of unconsolidated affiliates										0	0	0
Impairment losses on investments										0	0	0
Other income, net										6	2	4
Loss on debt extinguishment										0	0	0
Interest expense										(18)	(22)	(29)
Income/(Loss) from Continuing Operations Before Income Taxes										289	137	91
Income tax (benefit)/expense										2	1	0
Income/(Loss) from Continuing Operations										287	136	91
Income/(loss) from discontinued operations, net of income tax										0	0	0
Net Income/(Loss)										287	136	91
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests										0	0	0
Net Income/(Loss) Attributable to NRG Energy, Inc.										287	136	91
Balance sheet
Equity investments in affiliates		0				0				0	0
Capital expenditures		30				171				30	171
Goodwill		254				253				254	253
Total assets		2,160				2,187				2,160	2,187
East | Eliminations
Income Statement
Revenues										(8)	5	(1)
West/Other | Operating Segments
Income Statement
Revenues										440	724	788
Operating expenses										397	467	498
Depreciation and amortization										33	127	194
Impairment losses										4	12	111
Development costs										1	3	6
Total operating costs and expenses										435	609	809
Other income - affiliate												0
(Loss)/Gain on sale of assets										0	(2)	(5)
Operating (loss)/income										5	113	(26)
Equity in earnings/(losses) of unconsolidated affiliates										6	13	10
Impairment losses on investments										0	0	(6)
Other income, net										10	4	22
Loss on debt extinguishment										(3)	0	0
Interest expense										(10)	(39)	(77)
Income/(Loss) from Continuing Operations Before Income Taxes										8	91	(77)
Income tax (benefit)/expense										1	0	(6)
Income/(Loss) from Continuing Operations										7	91	(71)
Income/(loss) from discontinued operations, net of income tax										0	0	0
Net Income/(Loss)										7	91	(71)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests										3	5	1
Net Income/(Loss) Attributable to NRG Energy, Inc.										4	86	(72)
Balance sheet
Equity investments in affiliates		382				406				382	406
Capital expenditures		25				29				25	29
Goodwill		0				0				0	0
Total assets		1,190				1,548				1,190	1,548
West/Other | Eliminations
Income Statement
Revenues										2	(4)	4
Corporate | Operating Segments
Income Statement
Revenues										0	0	6
Operating expenses										50	125	239
Depreciation and amortization										31	33	35
Impairment losses										0	0	0
Development costs										0	2	6
Total operating costs and expenses										81	160	280
Other income - affiliate												87
(Loss)/Gain on sale of assets										6	30	1
Operating (loss)/income										(75)	(130)	(186)
Equity in earnings/(losses) of unconsolidated affiliates										0	(1)	(2)
Impairment losses on investments										(5)	0	(4)
Other income, net										30	(1)	27
Loss on debt extinguishment										(48)	(44)	(49)
Interest expense										(385)	(422)	(451)
Income/(Loss) from Continuing Operations Before Income Taxes										(483)	(598)	(665)
Income tax (benefit)/expense										(3,337)	6	(38)
Income/(Loss) from Continuing Operations										2,854	(604)	(627)
Income/(loss) from discontinued operations, net of income tax										321	(192)	(992)
Net Income/(Loss)										3,175	(796)	(1,619)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests										0	(5)	(189)
Net Income/(Loss) Attributable to NRG Energy, Inc.										3,175	(791)	(1,430)
Balance sheet
Equity investments in affiliates		0				0				0	0
Capital expenditures		37				45				37	45
Goodwill		0				0				0	0
Total assets		$ 8,342				$ 6,631				8,342	6,631
Corporate | Eliminations
Income Statement
Revenues										$ 0	$ 0	$ (9)
Customer Concentration Risk | Texas
Segment Reporting Information
Concentration risk, percentage										10.00%	11.00%